Equity - Rollforward of Shares and Share Capital (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning balance	€ 7,976
Closing balance	€ 8,489	€ 7,976
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	459	457	456
Beginning balance	€ 5	€ 5	€ 5
Issuance of shares (in shares)	2	2	1
Cancellation of shares (in shares)	0	0	0
Ending balance (in shares)	461	459	457
Closing balance	€ 5	€ 5	€ 5